Accounts payable and accrued liabilities	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Payables and Accruals [Abstract]
Accounts payable, accrued liabilities and other liabilities [Text Block]

  10. Accounts payable and accrued liabilities

	May 31, 2022	February 28, 2022

Accounts payable	$3,635,115	$2,862,694
Accrued liabilities	400,650	816,702
Other liabilities	1,447,215	562,262
Total	$5,482,980	$4,241,658

Other liabilities include unearned customer deposits and unearned revenues totaling $1,287,163 (February 28, 2022, $426,609).

During the quarter ended, May 31, 2022, ALG had one supplier, which accounted for 100% (February 28, 2022, 100%) of its accounts payable, which is a material concentration of risks.

10. Accounts payable, accrued liabilities and other liabilities
	February 28, 2022	February 28, 2021

Accounts payable	$2,862,694	$479,767
Accrued liabilities	816,702	568,017
Other liabilities	562,262	15,000
Total	$4,241,658	$1,062,784

Other liabilities include unearned customer deposits and unearned revenues totalling $426,609.